Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail)			6 Months Ended
		May 16, 2023	Jun. 30, 2024 $ / oz	Feb. 27, 2024
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			25.00%
Per Ounce Cash Payment			4.5
Term of Agreement			Life of Mine
Date of Original Contract			Jul. 24, 2007
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			50.00%
Per Ounce Cash Payment			420
Term of Agreement			Life of Mine
Date of Original Contract			Aug. 08, 2012
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			6.2
Term of Agreement			Life of Mine
Date of Original Contract			Aug. 08, 2012
Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement			90-day
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			75.00%
Per Ounce Cash Payment			425
Term of Agreement			Life of Mine
Date of Original Contract			Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			70.00%
Per Ounce Cash Payment			400
Term of Agreement			20 years
Date of Original Contract			Feb. 28, 2013
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Percentage of production to be purchased			33.75%
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 03, 2015
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description	[1]		variable
Percentage of production to be purchased			25.00%
Per Ounce Cash Payment			637
Term of Agreement			Life of Mine
Date of Original Contract			May 10, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			100.00%
Term of Agreement			Life of Mine
Date of Original Contract			Jul. 16, 2018
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			4.50%
Term of Agreement			Life of Mine
Date of Original Contract			Jul. 16, 2018
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per pound cash payment as percentage of the per pound price received related to metal delivered			18.00%
Percentage of production to be purchased			42.40%
Term of Agreement			Life of Mine
Date of Original Contract			Jun. 11, 2018
Marathon [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			100.00%
Term of Agreement			Life of Mine
Date of Original Contract			Jan. 26, 2022
Marathon [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			22.00%
Term of Agreement			Life of Mine
Date of Original Contract			Jan. 26, 2022
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			4.68
Term of Agreement			25 years
Date of Original Contract			Oct. 15, 2004
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			4.68
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 08, 2004
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			11.54
Term of Agreement			Life of Mine
Date of Original Contract			Apr. 23, 2007
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			4.5
Term of Agreement			50 years
Date of Original Contract			Jun. 05, 2007
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			50.00%
Percentage of production to be purchased			100.00%
Term of Agreement			50 years
Date of Original Contract			Jun. 05, 2007
Minto [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			50.00%
Percentage of production to be purchased			100.00%
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 20, 2008
Minto [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			4.39
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 20, 2008
Pascua-Lama [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			25.00%
Per Ounce Cash Payment			3.9
Term of Agreement			Life of Mine
Date of Original Contract			Sep. 08, 2009
Copper World [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			450
Term of Agreement			Life of Mine
Date of Original Contract			Feb. 10, 2010
Copper World [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			3.9
Term of Agreement			Life of Mine
Date of Original Contract			Feb. 10, 2010
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			12.50%
Per Ounce Cash Payment			4
Term of Agreement			Life of Mine
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			10.50%
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 05, 2020
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			100.00%
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 05, 2020
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			10.00%
Percentage of production to be purchased			50.00%
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 11, 2020
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			100.00%
Term of Agreement			Life of Mine
Date of Original Contract			Mar. 24, 2021
Fenix [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			6.00%
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 15, 2021
Black Water [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			35.00%
Percentage of production to be purchased			8.00%
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 13, 2021
Black Water [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			50.00%
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 13, 2021
Curipamba [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			50.00%
Term of Agreement			Life of Mine
Date of Original Contract			Jan. 17, 2022
Curipamba [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			75.00%
Term of Agreement			Life of Mine
Date of Original Contract			Jan. 17, 2022
Goose [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			2.78%
Term of Agreement			Life of Mine
Date of Original Contract			Feb. 08, 2022
Cangrejos [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%	18.00%
Percentage of production to be purchased			6.60%
Term of Agreement			Life of Mine
Date of Original Contract			May 16, 2023
Mineral Park [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			100.00%
Term of Agreement			Life of Mine
Date of Original Contract			Oct. 24, 2023
Platreef [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			62.50%
Per Ounce Cash Payment			100	100
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 07, 2021
Platreef [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			30.00%
Percentage of production to be purchased			5.25%
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 07, 2021
Platreef [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			30.00%
Percentage of production to be purchased			5.25%
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 07, 2021
Curraghinalt [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Percentage of production to be purchased			3.05%
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 15, 2023
Kudz Ze Kayah [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Percentage of production to be purchased			6.875%
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 22, 2021
Kudz Ze Kayah [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Percentage of production to be purchased			6.875%
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 22, 2021
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			10.00%
Per Ounce Cash Payment			400
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 11, 2013
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			50.00%
Per Ounce Cash Payment			3.9
Term of Agreement			Life of Mine
Date of Original Contract			Nov. 11, 2013
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			25.00%
Per Ounce Cash Payment			450
Term of Agreement			Life of Mine
Date of Original Contract			Mar. 21, 2016
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased			100.00%
Per Ounce Cash Payment			5.9
Term of Agreement			Life of Mine
Date of Original Contract			Mar. 21, 2016
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Percentage of production to be purchased			100.00%
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 14, 2017
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Percentage of production to be purchased			100.00%
Term of Agreement			Life of Mine
Date of Original Contract			Dec. 14, 2017

[1]	Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.